Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	FRANKLIN FUND ALLOCATOR SERIES
Central Index Key	0001022804
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	May 01, 2016
Franklin Fund Allocator Series FAS2-10 | FRANKLIN COREFOLIO ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	FTCOX
Franklin Fund Allocator Series FAS2-10 | FRANKLIN COREFOLIO ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	FTCLX
Franklin Fund Allocator Series FAS2-10 | FRANKLIN COREFOLIO ALLOCATION FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FCAZX
Franklin Fund Allocator Series FAS2-10 | FRANKLIN FOUNDING FUNDS ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	FFALX
Franklin Fund Allocator Series FAS2-10 | FRANKLIN FOUNDING FUNDS ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	FFACX
Franklin Fund Allocator Series FAS2-10 | FRANKLIN FOUNDING FUNDS ALLOCATION FUND | CLASS R
Risk/Return:
Trading Symbol	FFARX
Franklin Fund Allocator Series FAS2-10 | FRANKLIN FOUNDING FUNDS ALLOCATION FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FFAAX
Franklin Templeton Fund Allocator Series RTF-13 | Franklin LifeSmart Retirement Income Fund | CLASS A
Risk/Return:
Trading Symbol	FTRAX
Franklin Templeton Fund Allocator Series RTF-13 | Franklin LifeSmart Retirement Income Fund | CLASS C
Risk/Return:
Trading Symbol	FRTCX
Franklin Templeton Fund Allocator Series RTF-13 | Franklin LifeSmart Retirement Income Fund | CLASS R
Risk/Return:
Trading Symbol	FBRLX
Franklin Templeton Fund Allocator Series RTF-13 | Franklin LifeSmart Retirement Income Fund | ADVISOR CLASS
Risk/Return:
Trading Symbol	FLRDX
Franklin Templeton Fund Allocator Series RTF-13 | Franklin LifeSmart Retirement Income Fund | Class R6
Risk/Return:
Trading Symbol	FLMTX
Franklin Fund Allocator Series FAS-13 | FRANKLIN CONSERVATIVE ALLOCATION FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FTCZX
Franklin Fund Allocator Series FAS-13 | FRANKLIN CONSERVATIVE ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	FTCIX
Franklin Fund Allocator Series FAS-13 | FRANKLIN CONSERVATIVE ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	FTCCX
Franklin Fund Allocator Series FAS-13 | FRANKLIN CONSERVATIVE ALLOCATION FUND | CLASS R
Risk/Return:
Trading Symbol	FTCRX
Franklin Fund Allocator Series FAS-13 | FRANKLIN MODERATE ALLOCATION FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FMTZX
Franklin Fund Allocator Series FAS-13 | FRANKLIN MODERATE ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	FMTIX
Franklin Fund Allocator Series FAS-13 | FRANKLIN MODERATE ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	FTMTX
Franklin Fund Allocator Series FAS-13 | FRANKLIN MODERATE ALLOCATION FUND | CLASS R
Risk/Return:
Trading Symbol	FTMRX
Franklin Fund Allocator Series FAS-13 | FRANKLIN GROWTH ALLOCATION FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FGTZX
Franklin Fund Allocator Series FAS-13 | FRANKLIN GROWTH ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	FGTIX
Franklin Fund Allocator Series FAS-13 | FRANKLIN GROWTH ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	FTGTX
Franklin Fund Allocator Series FAS-13 | FRANKLIN GROWTH ALLOCATION FUND | CLASS R
Risk/Return:
Trading Symbol	FGTRX